UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Joyce Marr
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Joyce Marr              Exton, PA             January 8, 2010
       -------------------      ------------------       ----------------
            Joyce Marr             City, State                 Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   87

          Form 13F Information Table Value Total:   $469,004 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/09
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    16982   605851 SH       SOLE                   605851
                                                               356    12700 SH       OTHER                   12700
Aberdeen Asia Pac Income       COM              003009107       19     3000 SH       SOLE                     3000
                                                                93    15000 SH       OTHER                   15000
Activision Blizzard, Inc.      COM              00507V109    15709  1413934 SH       SOLE                  1413934
                                                                 9      795 SH       OTHER                     795
Air Products & Chemicals       COM              009158106    16681   205787 SH       SOLE                   205787
                                                                 9      110 SH       OTHER                     110
American Home Food Products    COM              026599100       68   422507 SH       SOLE                   422507
Barrick Gold Corp.             COM              067901108    15414   391425 SH       SOLE                   391425
                                                               103     2625 SH       OTHER                    2625
Bristol-Myers Squibb           COM              110122108       50     1975 SH       SOLE                     1975
                                                              1161    46000 SH       OTHER                   46000
CVS Corp                       COM              126650100    21990   682716 SH       SOLE                   682716
                                                                12      375 SH       OTHER                     375
CenturyTel Inc.                COM              156700106      186     5150 SH       SOLE                     5150
                                                               322     8900 SH       OTHER                    8900
Citigroup, Inc.                COM              172967101       33    10000 SH       SOLE                    10000
ConocoPhillips                 COM              20825C104    14630   286462 SH       SOLE                   286462
                                                               281     5500 SH       OTHER                    5500
Danaher Corporation            COM              235851102    16051   213449 SH       SOLE                   213449
                                                                 8      110 SH       OTHER                     110
Devon Energy Corp              COM              25179M103    15230   207213 SH       SOLE                   207213
                                                                81     1105 SH       OTHER                    1105
Dun & Bradstreet Corp          COM              26483E100    14884   176411 SH       SOLE                   176411
                                                                71      845 SH       OTHER                     845
Edwards Lifesciences           COM              28176E108      651     7500 SH       SOLE                     7500
Enbridge Energy Partners       COM              29250R106      123     2300 SH       SOLE                     2300
                                                               242     4500 SH       OTHER                    4500
Enterprise Products Part LP    COM              293792107      116     3700 SH       SOLE                     3700
                                                               188     6000 SH       OTHER                    6000
Exxon Mobil Corporation        COM              30231G102    14471   212210 SH       SOLE                   212210
                                                                 8      110 SH       OTHER                     110
Gabelli Glo Gold Nat Res Inc   COM              36244N109      408    25000 SH       SOLE                    25000
                                                               506    31000 SH       OTHER                   31000
Gilead Sciences Inc.           COM              375558103    19243   444730 SH       SOLE                   444730
                                                               259     5990 SH       OTHER                    5990
Google Inc                     COM              38259P508    18509    29854 SH       SOLE                    29854
                                                                12       20 SH       OTHER                      20
Hewlett-Packard Co             COM              428236103    20098   390175 SH       SOLE                   390175
                                                                12      230 SH       OTHER                     230
IBM Corp                       COM              459200101    21414   163591 SH       SOLE                   163591
                                                               209     1595 SH       OTHER                    1595
ING RISK MANAGED NAT           COM              449810100      166     9700 SH       SOLE                     9700
                                                               299    17500 SH       OTHER                   17500
Illumina Inc                   COM              452327109      383    12500 SH       SOLE                    12500
Inergy LP                      COM              456615103      178     5000 SH       SOLE                     5000
                                                               214     6000 SH       OTHER                    6000
JPMorgan Chase & Co            COM              46625H100     4919   118055 SH       SOLE                   118055
                                                                 3       75 SH       OTHER                      75
Life Technologies              COM              53217V109    15667   300018 SH       SOLE                   300018
                                                                 9      175 SH       OTHER                     175
Linn Energy, LLC               COM              536020100      406    14550 SH       SOLE                    14550
                                                               530    19000 SH       OTHER                   19000
Mastercard Inc.                COM              57636Q104    17110    66843 SH       SOLE                    66843
                                                                 9       35 SH       OTHER                      35
Microsoft Corporation          COM              594918104    23821   781544 SH       SOLE                   781544
Monsanto Co                    COM              61166W101    17315   211801 SH       SOLE                   211801
                                                               163     2000 SH       OTHER                    2000
Oneok Partners, L.P.           COM              68268N103      330     5300 SH       OTHER                    5300
Oracle Corporation             COM              68389X105    22775   928456 SH       SOLE                   928456
                                                                49     2010 SH       OTHER                    2010
Otelco Inc.  Dep. Sec.         COM              688823202       52     3500 SH       SOLE                     3500
                                                                97     6500 SH       OTHER                    6500
PepsiCo Inc.                   COM              713448108    18677   307191 SH       SOLE                   307191
S&P Depositary Receipts SP 500 COM              78462F103      808     7249 SH       SOLE                     7249
Shire Pharmaceuticals          COM              82481R106      880    15000 SH       SOLE                    15000
State Street Corp              COM              857477103     4929   113204 SH       SOLE                   113204
Teva Pharmaceutical            COM              881624209    22561   401585 SH       SOLE                   401585
                                                                14      255 SH       OTHER                     255
Thermo Fischer Sciences        COM              883556102    16747   351160 SH       SOLE                   351160
                                                                 9      195 SH       OTHER                     195
Total SA                       COM              89151E109    20754   324083 SH       SOLE                   324083
                                                               363     5675 SH       OTHER                    5675
Verizon Communication          COM              92343V104      106     3200 SH       SOLE                     3200
                                                               114     3450 SH       OTHER                    3450
Visa Inc.                      COM              92826C839    11684   133590 SH       SOLE                   133590
                                                                 7       75 SH       OTHER                      75
WHITING USA TR.I               COM              966389108      304    17500 SH       SOLE                    17500
                                                               434    25000 SH       OTHER                   25000
Walgreen Company               COM              931422109       26      700 SH       SOLE                      700
                                                              2001    54500 SH       OTHER                   54500
Weatherford International Ltd. COM              H27013103     7537   420802 SH       SOLE                   420802
                                                                 4      235 SH       OTHER                     235
Windstream Corporation         COM              97381W104      110    10000 SH       OTHER                   10000
XTO Energy Inc                 COM              98385X106     9456   203228 SH       SOLE                   203228
                                                                75     1610 SH       OTHER                    1610

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